Income Taxes - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Income Tax Expense Abstract
Federal
State	(2)	2
Foreign
Subtotal	(2)	2
Federal
State
Foreign
Subtotal
Total	$ (2)	$ 2